Cover	Jan. 03, 2022	Nov. 02, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 03, 2022
Entity Registrant Name	NexTier Oilfield Solutions Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37988
Entity Tax Identification Number	38-4016639
Entity Address, Address Line One		3990 Rogerdale Rd
Entity Address, City or Town		Houston
Entity Address, State or Province		TX
Entity Address, Postal Zip Code	77042
City Area Code		713
Local Phone Number		325-6000
Title of 12(b) Security	Common Stock, $0.01, par value
Trading Symbol	NEX
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001688476
Amendment Flag	false